Subsequent Events (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Terminal shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	May 15, 2020 $ / shares	Feb. 14, 2020 $ / shares	Nov. 14, 2019 $ / shares	Aug. 14, 2019 $ / shares	May 15, 2019 $ / shares	Feb. 14, 2019 $ / shares	Nov. 14, 2018 $ / shares	Aug. 14, 2018 $ / shares	May 15, 2018 $ / shares	Feb. 14, 2018 $ / shares	Nov. 14, 2017 $ / shares	Aug. 14, 2017 $ / shares	May 15, 2017 $ / shares	Feb. 14, 2017 $ / shares
Subsequent Event [Line Items]
Partners' Capital Account, Distribution Per Unit of Limited Partner Interest (in dollars per share) | $ / shares		$ 4.0350	$ 3.7925	$ 3.5225			$ 1.0200	$ 1.0125	$ 1.0050	$ 0.9975	$ 0.9775	$ 0.9575	$ 0.9375	$ 0.9200	$ 0.9050	$ 0.8900	$ 0.8725	$ 0.8550
Proceeds from Sale of Other Assets		$ 65,366	$ 576,568	$ 44,392
Gain (Loss) on Disposition of Other Assets		$ 28,966	$ 353,797	$ 18,505
Subsequent Event [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Distribution Per Unit of Limited Partner Interest (in dollars per share) | $ / shares						$ 1.0275
Stock Repurchase Program, Authorized Amount	$ 750,000
Stock Repurchased During Period, Shares | shares	3,600
Payments for Repurchase of Common Stock	$ 202,000
Forecast [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Distribution Per Unit of Limited Partner Interest (in dollars per share) | $ / shares					$ 1.0275
Buckeye Partners, L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Marine Terminals Sold | Terminal	3
Proceeds from Sale of Other Assets	$ 252,600
Asset Impairment Charges	5,400
Saddlehorn Pipeline Company [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		40.00%
Saddlehorn Pipeline Company [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Other Assets	$ 79,900
Equity Method Investment Sold Percentage	10.00%
Equity Method Investment, Ownership Percentage	30.00%
Gain (Loss) on Disposition of Other Assets	$ 12,900